Schedule of Earning (Loss) Per Share (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Net Income (Loss) Attributable to the Company	$ (3,803,812)	$ (9,344,741)	$ (6,471,235)	$ (17,446,633)	$ (24,628,828)	$ (34,651,435)
Weighted-Average Shares Outstanding - Basic	180,724,237	152,814,480	176,992,474	135,153,494	142,595,527	115,964,196
Weighted-Average Shares Outstanding -Diluted	180,724,237	152,814,480	176,992,474	135,153,494	142,595,527	115,964,196
Earnings (Loss) Per Share Attributable to the Company - Basic	$ (0.02)	$ (0.06)	$ (0.04)	$ (0.13)	$ (0.17)	$ (0.30)
Earnings (Loss) Per Share Attributable to the Company -Diluted	$ (0.02)	$ (0.06)	$ (0.04)	$ (0.13)	$ (0.17)	$ (0.30)